CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 246,953	$ 232,500
STOCKHOLDERS' EQUITY
Common Stock par value	$ 0.01	$ 0.01
Common Stock shares authorized	50,000,000	50,000,000
Common Stock shares issued	12,071,139	10,197,139
Common Stock shares outstanding	12,071,139	10,197,139